Shareholder Fees {- Fidelity Strategic Dividend & Income Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-11 | Fidelity Strategic Dividend & Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none